1. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of the stock option activity
Stock Option Activity
For the Years Ended December 31, 2012, 2011 and 2010

	Shares	Weighted Average Option Price Per Share	Weighted Average Remaining Contractual Term (in years)

Outstanding, December 31, 2009	169,462	$8.17

Granted during the period	-	$-
Expired during the period	(19,391)	$6.99
Exercised during the period	-	$-

Outstanding, December 31, 2010	150,071	$8.32

Granted during the period	-	$-
Expired during the period	(71,054)	$8.71
Exercised during the period	-	$-

Outstanding, December 31, 2011	79,017	$7.97

Granted during the period	-	$-
Expired during the period	-	$-
Forfeited during the period	(6,052)	$8.89
Exercised during the period	(69,335)	$7.77

Outstanding, December 31, 2012	3,630	$10.31	1.35

Exercisable, December 31, 2012	3,630	$10.31	1.35

Reconciliations of the amounts used in the computation of both “basic earnings per common share” and “diluted earnings per common share
For the year ended December 31, 2012:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$4,783	5,559,401	$0.86
Effect of dilutive securities:
Stock options	-	3,206
Diluted earnings per common share	$4,783	5,562,607	$0.86

For the year ended December 31, 2011:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$3,766	5,542,548	$0.68
Effect of dilutive securities:
Stock options	-	1,301
Diluted earnings per common share	$3,766	5,543,849	$0.68

For the year ended December 31, 2010:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$447	5,539,308	$0.08
Effect of dilutive securities:
Stock options	-	4,107
Diluted earnings per common share	$447	5,543,415	$0.08